S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 04, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our promoters and our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	4,500,000 Class B ordinary shares(1)	$25,000

	120,000 private placement units to be purchased simultaneously with the closing of this offering	$1,200,000

	$10,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services

	Up to $350,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $2,500,000 in working capital loans, which loans may be converted into private placement units of the post-business combination entity at the price of $10.00 per private placement unit	Working capital loans to finance transaction costs in connection with an initial business combination

Sponsor, our officers, our directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.	Services in connection with identifying, investigating and completing an initial business combination

Finder’s, advisory, consulting or success fees

Payment for any services rendered in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

ARC Group Securities LLC(2)	420,000 representative shares (as defined below) (or 483,000 representative shares if over-allotment option is exercised in full)	Underwriter compensation in connection with this offering
(1)	Assumes the full forfeiture of 675,000 founder shares and no exercise of the underwriters’ over-allotment option.

(2)	ARC Group Securities LLC, the sole book-running manager and representative of the underwriters, beneficially owns the representative shares and Ian Hanna, the Chief Executive Officer of ARC Group Securities LLC and our Chairman, Chief Executive Officer, Chief Financial Officer and a director, is deemed a promoter of our company.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual Entity Entity’s Business Affiliation Ian Hanna ARC Group Securities LLC Broker-dealer Chief Executive Officer ARC Group Limited Advisory Firm Partner ARC Group Acquisition I Corp SPAC Officer and Director ARC Group Acquisition II Corp SPAC Officer and Director ARC Group Securities Acquisition I SPAC Officer and Director ARC Group Securities Acquisition II SPAC Director Norient Acquisition SPAC Officer and Director
SPAC Sponsor, Controlling Persons [Table Text Block]

Prior to the initial investment in the company of $25,000 by the sponsor, the company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 12,075,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent 30% of the outstanding shares after this offering (including any Class A ordinary shares issued pursuant to the underwriters' over-allotment option but excluding the representative shares and any Class A ordinary shares underlying the private units). Up to 675,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that 675,000 founder shares have been surrendered to us for no consideration, and that there are 15,540,000 ordinary shares issued and outstanding after this offering.

	Number of Class A Ordinary Shares	Approximate Percentage of Outstanding Class A Ordinary Shares in Proportion to Total Ordinary Shares Outstanding			Number of Class B Ordinary Shares	Approximate Percentage of Outstanding Class B Ordinary Shares in Proportion to Total Ordinary Shares Outstanding
Name and Address of Beneficial Owner (1)	Beneficially Owned	Before Offering	After Offering		Beneficially Owned	Before Offering	After Offering
Directors and Executive Officers
Ian Hanna(4)	-	-	-		-	-	*
[ ]	-	-	-		-	-	*
[ ]	-	-	-		-	-	*
[ ]	-	-	-		-	-	*
[ ]	-	-	-		-	-	*

All Directors and Executive Officers as a group	-	-	-		-	-	*
5% Holders
FDB III (2) (3)	-	-	*	%	4,500,000	100%	29.0%
*	Less than one percent
(1)	Unless otherwise noted, the business address of each of the following is c/o ARC Group Securities Acquisition I, 398 Mill Avenue, Suite 306, Tempe, Arizona 85281.
(2)	Interests shown consist solely of 4,500,000 founder shares (assuming no over-allotment), classified as Class B ordinary shares, and 120,000 private placement shares, which are classified as Class A ordinary shares. The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination or such earlier time at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	FDB III, or, the Sponsor, is the record holder of the 5,175,000 founder shares reported herein before closing of the Offering, which includes up to 675,000 founder shares that will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised and the record holder of the 4,500,000 founder shares, which assumes the underwriters’ over-allotment option is not exercised and 120,000 private placement shares reported herein after closing of the Offering. Xiaolan Wang is the manager of the Sponsor and has sole voting and investment discretion with respect to the ordinary shares held of record by the Sponsor. However, Ms. Wang does not have an economic interest in the shares held by the Sponsor.
(4)	Interests shown do not include the 420,000 representative shares, assuming the underwriter’s over-allotment option is not exercised, which are classified as Class A ordinary shares.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares and Class A ordinary shares issuable upon conversion thereof;	Locked up until the closing of the initial business combination	Sponsor Xiaolan Wang Ian Hanna [*] [*] [*]

Pursuant to the letter agreement to be entered between us and the sponsor and our directors and officers, the securities are not eligible for transfers (as defined in the letter agreement), except in each case (a) to the Company’s officers or directors, any affiliates or family members of any of the Company’s officers or directors, any members or partners of the sponsor or their affiliates, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or otherwise or in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; or (h) in the event of the Company’s liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property subsequent to the Company’s completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (e) or (g), these permitted transferees must enter into a written agreement with the Company agreeing to be bound by these transfer restrictions and by the same agreements entered into by the Company and the transferor with respect to such securities.

The transfer restrictions pursuant to the letter agreement entered into by and among the sponsor and our directors and officers can be waived with the prior written consent of ARC Group Securities LLC.

Private units (including component securities and securities underlying those component securities)	Locked up until the closing of the initial business combination	Sponsor Xiaolan Wang Ian Hanna [*] [*] [*]

Pursuant to the letter agreement and the private unit purchase agreement to be entered between us and the sponsor, the above transfer restrictions for the founder shares contained in the letter agreement also apply to the private units (including component securities and securities underlying those component securities).

The transfer restrictions pursuant to the letter agreement entered into by and among the sponsor and our directors and officers can be waived with the prior written consent of ARC Group Securities LLC.

Up to 675,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth herein.